Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Salaries and benefits	$ 4,354	$ 3,538
Share-based compensation	2,795	3,638
Compensation expense	$ 7,149	$ 7,176